Pensions (Tables)	12 Months Ended
Dec. 31, 2022
Pensions [Abstract]
Schedule of balance sheet
	December 31, 2022	December 31, 2021
Present value of defined benefit obligation	$101,505	$83,205
Fair value of plan assets	(482,957)	(495,059)
Net defined benefit asset	$(381,452)	$(411,854)

Schedule of defined benefit assets
	Present value of defined benefit obligation	Fair value of plan assets	Net defined benefit asset
Year ended December 31, 2022
Balance at January 1	$83,205	$(495,059)	$(411,854)
Interest expense (income)	634	(3,770)	(3,136)
Net exchange differences	(9,014)	49,961	40,947
	74,825	(448,868)	(374,043)
	Present value of defined benefit obligation	Fair value of plan assets	Net defined benefit asset
Remeasurements:
Return on plan assets	$—	$(34,089)	$(34,089)
Change in financial assumptions	13,799	—	13,799
Experience adjustments	12,881	—	12,881
	26,680	(34,089)	(7,409)
Balance at December 31	$101,505	$(482,957)	$(381,452)
	Present value of defined benefit obligation	Fair value of plan assets	Net defined benefit asset
Year ended December 31, 2021
Balance at January 1	$86,767	$(472,560)	$(385,793)
Interest expense (income)	371	(2,018)	(1,647)
Net exchange differences	2,435	(13,762)	(11,327)
	89,573	(488,340)	(398,767)
Remeasurements:
Return on plan assets	$—	$(6,719)	$(6,719)
Change in financial assumptions	(5,900)	—	(5,900)
Experience adjustments	(468)	—	(468)
	(6,368)	(6,719)	(13,087)
Balance at December 31	$83,205	$(495,059)	$(411,854)

Schedule of principal actuarial assumptions
	Year ended December 31, 2022	Year ended December 31, 2021
Discount rate	1.48%	0.82%
Future salary increases	5.00%	3.50%

Schedule of present value of defined benefit obligation
	Discount rate		Future salary increases
	Increase 0.5%	Decrease 0.5%	Increase 0.5%	Decrease 0.5%
December 31, 2022
Effect on present value of defined benefit obligation	$(8,597)	$9,541	$9,150	$(8,369)
December 31, 2021
Effect on present value of defined benefit obligation	$(6,864)	$7,551	$7,298	$(6,720)

Schedule of analysis of timing of the future pension payment
Within 1 year	$—
1 – 2 year(s)	—
2 – 5 years	31,838
Over 5 years	412,257
$444,095